First Trust Nasdaq Cybersecurity ETF Average Annual Total Returns		12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended	126 Months Ended	174 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq CTA Cybersecurity(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.59%		11.16%	16.32%	14.31%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.48%	14.42%	14.82%	14.07%	14.03%
S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		20.50%	23.89%	23.12%	20.74%
First Trust Nasdaq Cybersecurity ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.10%		10.47%	15.55%	13.54%
Performance Inception Date	Jul. 06, 2015
First Trust Nasdaq Cybersecurity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.91%		10.29%	15.30%	13.27%
First Trust Nasdaq Cybersecurity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.76%		8.23%	13.08%	11.28%